Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares issued	51,099,089	16,320,839
Common stock, shares outstanding	51,099,089	16,320,839